Improvements to Concession Assets - Summary of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	$ 12,063,383	$ 10,982,860	$ 9,944,022
Additions	1,535,460	1,194,803	1,033,311
Divestitures			(402)
Currency translation effect	164,997	(114,280)	5,929
Ending balance	13,763,840	12,063,383	10,982,860
Construction in-progress [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	782,005	2,382,118	2,376,483
Additions	2,153,038	1,218,757	1,661,060
Transfers	(259,621)	(2,804,400)	(1,669,128)
Currency translation effect	9,207	(14,470)	13,703
Ending balance	2,684,629	782,005	2,382,118
Improvements to concession assets [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	16,843,096	13,441,649	11,779,768
Additions	321,758	760,726	6,366
Divestitures		(21,977)	(7,919)
Transfers	259,621	2,804,400	1,669,128
Currency translation effect	202,739	(141,702)	(5,694)
Ending balance	17,627,214	16,843,096	13,441,649
Total investment [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	17,625,101	15,823,767	14,156,251
Additions	2,474,796	1,979,483	1,667,426
Divestitures		(21,977)	(7,919)
Currency translation effect	211,946	(156,172)	8,009
Ending balance	20,311,843	17,625,101	15,823,767
Accumulated amortization [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	(5,561,718)	(4,840,907)	(4,212,229)
Additions	(939,336)	(784,680)	(634,115)
Divestitures		21,977	7,517
Currency translation effect	(46,949)	41,892	(2,080)
Ending balance	$ (6,548,003)	$ (5,561,718)	$ (4,840,907)